Leases - Summary of Classes of Right-Of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	$ 47,501	$ 126,801	$ 111,519
Facilities [member]
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	41,702	122,927
Fleet [member]
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	339	159
Equipment [member]
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	$ 5,460	$ 3,715